Property and Equipment (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Property and Equipment (Textual)
Depreciation expense	$ 10,423	$ 9,404	$ 21,439	$ 18,704	$ 38,435	$ 42,634